Convertible Debenture (Tables)	6 Months Ended
Jun. 30, 2019
Convertible Debenture [Abstract]
Schedule of reconciliation of the fair value measurements

USD in thousands

Balance at January 1, 2018	$-
Issuance at November 23, 2018	745
Finance income	(468)

Balance at December 31, 2018	277
Finance income	(95)
Conversion of the proportional part out of the conversion component	(40)

Balance at June 30, 2019	$142

Schedule of convertible component was calculated

	March 31, 2019	June 30, 2019

The price of the ADS as of the valuation date	$3.17	$2.5
The exercise price of the option (*)	$7	$7
The expected volatility of the price of the ADS	116.1%	82.05%
The risk-free interest rate for the option contractual term	2.43%	2.52%
The expected dividends over the option’s expected term	0%	0%
Maturity date	November 23, 2019	November 23, 2019

(*) The lower of $7.00 or 95% of the lowest daily VWAP during the five consecutive trading days immediately preceding the conversion date.